Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Information
Revenue and Pre-tax Income by Segment
Management System Segment View

($ in millions)

Global Services Segments
Global		Global
Technology		Business		Systems and	Global	Total
For the year ended December 31:	Services	Services	Software	Technology*	Financing	Segments*
2014
External revenue	$37,130	$17,825	$25,434	$9,996	$2,034	$92,418
Internal revenue	934	543	3,496	647	2,488	8,108
Total revenue	$38,063	$18,367	$28,931	$10,643	$4,522	$100,527
Pre-tax income
from continuing operations	$6,340	$2,999	$10,699	$34	$2,189	$22,262
Revenue year-to-year change	(3.9)%	(3.9)%	(0.7)%	(21.6)%	5.1%	(4.9)%
Pre-tax income year-to-year change	(9.2)%	(6.7)%	(3.7)%	(84.1)%	0.8%	(6.0)%
Pre-tax income margin	16.7%	16.3%	37.0%	0.3%	48.4%	22.1%

2013*
External revenue	$38,551	$18,396	$25,932	$12,988	$2,022	$97,889
Internal revenue	1,063	714	3,191	593	2,282	7,843
Total revenue	$39,615	$19,109	$29,123	$13,581	$4,304	$105,732
Pre-tax income
from continuing operations	$6,983	$3,214	$11,106	$213	$2,171	$23,687
Revenue year-to-year change	(4.3)%	(0.9)%	1.4%	(18.7)%	5.7%	(4.0)%
Pre-tax income year-to-year change	0.3%	7.7%	2.7%	(88.6)%	6.8%	(3.9)%
Pre-tax income margin	17.6%	16.8%	38.1%	1.6%	50.4%	22.4%

2012*
External revenue	$40,236	$18,566	$25,448	$16,034	$2,013	$102,297
Internal revenue	1,166	719	3,274	676	2,060	7,896
Total revenue	$41,402	$19,286	$28,722	$16,710	$4,073	$110,193
Pre-tax income
from continuing operations	$6,961	$2,983	$10,810	$1,866	$2,034	$24,653
Revenue year-to-year change	(1.7)%	(4.0)%	1.8%	(7.0)%	(2.9)%	(2.1)%
Pre-tax income year-to-year change	10.8%	(0.8)%	8.4%	(11.6)%	1.1%	5.4%
Pre-tax income margin	16.8%	15.5%	37.6%	11.2%	49.9%	22.4%

* Reclassified to reflect discontinued operations presentation.

Revenue and pre-tax income reconciliations to IBM as Reported
Reconciliations of IBM as Reported

($ in millions)

For the year ended December 31:	2014	2013*	2012*
Revenue
Total reportable segments	$100,527	$105,732	$110,193
Other revenue and adjustments	374	478	577
Elimination of internal transactions	(8,108)	(7,843)	(7,896)
Total IBM consolidated revenue	$92,793	$98,367	$102,874

($ in millions)

For the year ended December 31:	2014	2013*	2012*
Pre-tax income from continuing operations:
Total reportable segments	$22,262	$23,687	$24,653
Amortization of acquired intangible assets	(791)	(758)	(703)
Acquisition-related charges	(12)	(46)	(36)
Non-operating retirement- related (costs)/income	(353)	(1,062)	(538)
Elimination of internal transactions	(1,914)	(1,480)	(1,197)
Unallocated corporate amounts**	795	(98)	361
Total income from continuing operations, before tax	$19,986	$20,244	$22,540

* Reclassified to reflect discontinued operations presentation.

**      The 2014, 2013 and 2012 amounts include the gain related to the Retail Store Solutions divestiture. The 2014 amount also includes the net gain related to the industry standard server divestiture.

Assets and Other Items by segment
Management System Segment View

($ in millions)

	Global Services Segments
	Global	Global		Systems and
	Technology	Business		Technology	Global	Total
For the year ended December 31:	Services	Services	Software	**	Financing	Segments**
2014
Assets	$17,245	$7,795	$25,813	$4,235	$38,845	$93,933
Depreciation/amortization of intangibles*	1,873	58	1,210	712	455	4,308
Capital expenditures/investments in intangibles	2,272	33	534	600	482	3,921
Interest income	—	—	—	—	1,951	1,951
Interest expense	—	—	—	—	518	518

2013**
Assets	$18,048	$8,311	$27,101	$4,901	$40,138	$98,499
Depreciation/amortization of intangibles*	1,670	72	1,211	435	574	3,963
Capital expenditures/investments in intangibles	1,938	69	540	395	467	3,410
Interest income	—	—	—	—	1,904	1,904
Interest expense	—	—	—	—	405	405

2012**
Assets	$15,884	$8,022	$26,291	$5,092	$38,882	$94,170
Depreciation/amortization of intangibles*	1,597	75	1,157	404	853	4,088
Capital expenditures/investments in intangibles	1,760	42	618	517	708	3,644
Interest income	—	—	—	—	1,972	1,972
Interest expense	—	—	—	—	410	410

*              Segment pre-tax income from continuing operations does not include the amortization of intangible assets.

** Reclassified to reflect discontinued operations presentation.

Asset reconciliation to IBM as reported
Reconciliations of IBM as Reported

($ in millions)

At December 31:	2014	2013*	2012*
Assets
Total reportable segments	$93,933	$98,499	$94,170
Elimination of internal transactions	(5,193)	(4,740)	(4,943)
Unallocated amounts
Cash and marketable securities	7,182	9,697	9,779
Notes and accounts receivable	4,253	2,907	3,987
Deferred tax assets	6,643	4,532	5,194
Plant, other property and equipment	2,169	4,827	4,900
Pension assets	2,160	5,551	945
Other	6,386	4,949	5,181
Total IBM consolidated assets	$117,532	$126,223	$119,213

* Reclassified to reflect discontinued operations presentation.

Geographic Information
Revenue*

($ in millions)

For the year ended December 31:	2014	2013**	2012**
United States	$32,021	$33,427	$34,653
Japan	8,382	9,070	10,696
Other countries	52,390	55,871	57,525
Total IBM consolidated revenue	$92,793	$98,367	$102,874

*              Revenues are attributed to countries based on the location of the client.

** Reclassified to reflect discontinued operations presentation.

Plant and Other Property—Net

($ in millions)

At December 31:	2014	2013	2012
United States	$4,388	$6,723	$6,555
Other countries	5,690	6,257	6,299
Total	$10,078	$12,979	$12,854

Revenue by Classes of Similar Products or Services
($ in millions)

For the year ended December 31:	2014	2013*	2012*
Global Technology Services
Services	$28,817	$29,953	$31,161
Maintenance	6,853	7,111	7,343
Systems	1,294	1,322	1,574
Software	165	164	159
Global Business Services
Services	$17,515	$18,065	$18,216
Software	185	221	208
Systems	124	109	142
Software
Software	$22,722	$23,420	$23,144
Services	2,712	2,512	2,304
Systems and Technology*
Servers	$7,320	$9,946	$12,623
Storage	2,676	3,041	3,411
Global Financing
Financing	$1,543	$1,493	$1,471
Used equipment sales	491	529	542

* Reclassified to reflect discontinued operations presentation.